Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Segment revenues:
Revenues		¥ 2,369,202	¥ 2,174,283		¥ 1,375,292
Segment profits:
Total segment profits		287,741	256,829		203,048
Gains related to assets or liabilities of certain VIEs		57,867	20,575		64,923
Discontinued operations, pre-tax		0	463	[1]	12,182	[1]
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect		819	4,970		4,108
Income before Income Taxes and Discontinued Operations		391,302	344,017		286,339
Segment assets:
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses		(60,071)	(72,326)		(84,796)		¥ (104,264)
Trade Notes, Accounts and Other Receivable		294,638	348,404
Other corporate assets		1,356,774	1,464,203
Assets of certain VIEs	[2]	981,832	966,402
Assets		10,996,906	11,443,628		9,066,961
Operating Segment
Segment revenues:
Revenues		2,379,004	2,185,312		1,394,183
Segment profits:
Total segment profits		380,110	336,542		295,237
Discontinued operations, pre-tax			463		9,174
Segment assets:
Assets		8,972,449	9,170,249		7,267,798
Corporate, Non-Segment
Segment revenues:
Revenues		9,230	6,531		6,618
Segment profits:
Corporate losses		(5,261)	(15,638)		(21,642)
Gains related to assets or liabilities of certain VIEs		5,632	3,267		17,003
Discontinued operations, pre-tax		0	(463)		(12,182)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests, net of applicable tax effect		10,821	20,309		7,923
Segment assets:
Cash and cash equivalents, restricted cash		811,399	913,079		905,074
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses		(60,071)	(72,326)		(84,796)
Trade Notes, Accounts and Other Receivable		294,638	348,404		193,369
Other corporate assets		704,600	789,636		532,365
Assets of certain VIEs		273,891	294,586		253,151
Corporate, Non-Segment | Segment, Discontinued Operations
Segment revenues:
Revenues		0	(2,214)		(26,607)
Corporate, Non-Segment | Variable Interest Entities
Segment revenues:
Revenues		5,455	6,356		13,989
Intersegment Eliminations
Segment revenues:
Revenues		¥ (24,487)	¥ (21,702)		¥ (12,891)

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2014 and 2015 were net gain of ¥14,600 million and ¥362 million, respectively.
[2]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.